FINANCIAL INCOME AND EXPENSES (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income
Interest income	$ 7,931,055	$ 3,249,550	$ 1,046,580
Guaranty restatement Ipiranga acquisition	7,674	27,219
Recovery PIS and COFINS credits	5,124,810	39,780,620
Other financial income	1,882,340	2,098,402	2,893,664
Total	14,945,879	45,155,791	3,940,244
Financial costs
Bond interest	45,927,500	38,153,036	38,547,682
Bank loan interest	1,186,731	1,337,670	1,828,588
Other financial costs	7,658,606	6,718,314	14,638,390
Total	$ 54,772,837	$ 46,209,020	$ 55,014,660